Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
Strive 500 ETF (STRV)
Strive Emerging Markets Ex-China ETF (STXE)
Strive U.S. Energy ETF (DRLL)
Strive U.S. Semiconductor ETF (SHOC)
Strive FAANG 2.0 ETF (FTWO)
Strive 1000 Growth ETF (STXG)
Strive 1000 Value ETF (STXV)
Strive Small-Cap ETF (STXK)
Strive 1000 Dividend Growth ETF (STXD)
(the “Funds”)
(each a series of EA Series Trust)

December 13, 2023

Supplement to each Fund’s Summary Prospectus, each dated November 30, 2023 and to the Funds’ Prospectus and Statement of Additional Information (“SAI”),
each dated November 30, 2023 (as supplemented December 8, 2023)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and the Funds’ Prospectus and SAI.

Effective on January 10, 2024, each Fund will transfer its primary listing to the New York Stock Exchange. Strive 500 ETF (STRV), Strive Emerging Markets Ex-China ETF (STXE), Strive U.S. Energy ETF (DRLL), Strive U.S. Semiconductor ETF (SHOC), and Strive FAANG 2.0 ETF (FTWO) will no longer be listed on NYSE Arca, Inc. and Strive 1000 Growth ETF (STXG), Strive 1000 Value ETF (STXV), Strive Small-Cap ETF (STXK), and Strive 1000 Dividend Growth ETF (STXD) will no longer be listed on The NASDAQ Stock Market, LLC. All references in each Fund’s Summary Prospectus and the Funds’ Prospectus and SAI to each Fund’s shares being listed on NYSE Arca, Inc. and The NASDAQ Stock Market, LLC will be changed to refer to the New York Stock Exchange.

Please retain this Supplement for future reference.